Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified					12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2011 Water Rights CAD	Dec. 31, 2012 Water Rights Minimum CAD	Dec. 31, 2012 Water Rights Maximum CAD	Dec. 31, 2012 Leases [Member] CAD	Dec. 31, 2011 Leases [Member] CAD	Dec. 31, 2012 Environmental costs CAD	Dec. 31, 2012 Power Purchase Agreement CAD	Dec. 31, 2012 Power Purchase Agreement Minimum
Commitment And Contingencies [Line Items]
Water lease claim payment				5,400
Potential unrecoverable loss						5,800
Claims paid to government of Quebec							1,884
Estimated environmental remediation costs	60,168	59,862
Estimated environmental remediation costs, net		56,587
Accrual environmental cost	3.50%	3.50%
Amount of regulatory assets		134,392	5,029						59,789
Recovery of actual expenditures for site investigation and remediation over, period									7 years
Estimated capital expenditure										16,900
Number of contractual years											5 years